SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 12,004,635	$ 8,095,756
Less: valuation allowance	(12,004,635)	(8,095,756)
Net deferred tax asset